SCHEDULE OF CUMULATIVE DIVIDENDS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021
Equity [Abstract]
Stockholders at period beginning		35	35	11
Accumulated dividends beginning		$ 173,496	$ 173,496	$ 48,516
Stockholders at period issued				24
Accumulated dividends issued		$ 126,542	$ 126,542	$ 124,980
Conversion of stock amount converted		(35)	(35)
Accumulated dividends converted		$ (300,038)	$ (300,038)
Stockholders at period ending				35
Accumulated dividends ending				$ 173,496